EXPLANATORY NOTE

The XBRL interactive data file included as an exhibit to this filing relates to the prospectuses and statement of additional information, each dated May 5, 2017, filed with the Securities and Exchange Commission on May 5, 2017 under Rule 497(e) (SEC Accession No. (0001104659-17-033505)) of The International Equity Fund, The EAFE Fund, The EAFE Choice Fund, The EAFE Pure Fund, The Emerging Markets Fund, The Global Alpha Equity Fund, The Long Term Global Growth Equity Fund, The U.S. Equity Growth Fund, and The Asia Ex Japan Fund, each a series of Baillie Gifford Funds, dated May 5, 2017.